                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                December 31, 2001

Check here if Amendment [  ]                   Amendment No.:    _______
         This Amendment (Check only one):      [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Bayard D. Waring
Address: c/o Amelia Peabody Foundation
         One Hollis Street
         Wellesley, MA 02482

Form 13F File Number:   028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Bayard D. Waring
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Bayard D. Waring        Gloucester, Massachusetts     January 30, 2002

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989    Amelia Peabody Foundation

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       1

Form 13F Information Table Entry Total:                 34

Form 13F Information Table Value Total:             $ 5297 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.              Name

1.       28-05993                       Philip B. Waring

                                                    FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2          COLUMN 3            COLUMN 4            COLUMN 5                      COLUMN 6

     Name of Issuer        Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion
Alliance Resource              Common          01877R108              325                12,000            SH      Shared - Other

Amerigas Partners L.P.         Common          030975106              134                 6,000            SH      Shared - Other

Amgen Inc.                     Common          031162100               28                   500            SH      Shared - Other

Applied Materials Inc          Common          038222105              201                 5,000            SH      Shared - Other

BP Prudhoe Bay                 Common          055630107              149                10,000            SH      Shared - Other

Cardinal Health                Common          14149Y108              259                 4,000            SH      Shared - Other

Citigroup                      Common          172967101              252                 5,000            SH      Shared - Other

Dell Computer                  Common          247025109              109                 4,000            SH      Shared - Other

Duff & Phelps Util &
  Corp BD TR                   Common          26432K108               66                 5,000            SH      Shared - Other

Duke Energy                    Common          264399106              157                 4,000            SH      Shared - Other

EGlobe, Inc.                   Common          282339209               0                  1,276            SH      Shared - Other

El Pas Energy                  Common          28368B102              298                 8,000            SH      Shared - Other

Enzo Biochem                   Common          294100102              123                 5,250            SH      Shared - Other

Freddie Mac                    Common          313400301               33                   500            SH      Shared - Other

Great Plains                   Common          391164100              126                 5,000            SH      Shared - Other

        COLUMN 1               COLUMN 7          COLUMN 8

     Name of Issuer              Other             Voting Authority
                               Managers        Sole        Shared      None

Alliance Resource                  1          12,000

Amerigas Partners L.P.             1           6,000

Amgen Inc.                         1             500

Applied Materials Inc              1           5,000

BP Prudhoe Bay                     1          10,000

Cardinal Health                    1           4,000

Citigroup                          1           5,000

Dell Computer                      1           4,000

Duff & Phelps Util &
  Corp BD TR                       1           5,000

Duke Energy                        1           4,000

EGlobe, Inc.                       1           1,276

El Pas Energy                      1           8,000

Enzo Biochem                       1           5,250

Freddie Mac                        1            500

Great Plains                       1           5,000

Hospitality Prop.              Common          44106M102              148                 5,000            SH      Shared - Other

Intel Corp                     Common          458140100               94                 3,000            SH      Shared - Other

JDS UniPhase                   Common          46612J101               87                10,000            SH      Shared - Other

Johnson & Johnson              Common          478160104              762                12,900            SH      Shared - Other

Kinder Morgan Energy
   Partners LP                 Common          494550106              227                 6,000            SH      Shared - Other

Lam Research                   Common          512807108               23                 1,000            SH      Shared - Other

McData Corp. Class A           Common          580031201                7                   271            SH      Shared - Other

Mutual Risk Mgmt Ltd           Common          628351108               44                 6,000            SH      Shared - Other

Nat'l Semiconductor            Common          637640103              123                 4,000            SH      Shared - Other

Pacific Century                Common          616400909               21                30,000            SH      Shared - Other

Pfizer Inc.                    Common          717081103              159                 4,000            SH      Shared - Other

Polycom                        Common          73172K104               40                 1,177            SH      Shared - Other

Talbots                        Common          874161102              218                 6,000            SH      Shared - Other

Teco Energy                    Common          872375100              105                 4,000            SH      Shared - Other

Tellabs Inc.                   Common          879664100               60                 4,000            SH      Shared - Other

Tyco International             Common          902124106              648                11,000            SH      Shared - Other

Vodafone                       Common          92857W100              128                 5,000            SH      Shared - Other

Washington Mutual              Common          939322103              131                 4,000            SH      Shared - Other

Willis Group Holdings          Common          G96655108               12                   500            Sh      Shared - Other

                                                                     5297

Hospitality Prop.                1          5,000

Intel Corp                       1          3,000

JDS UniPhase                     1         10,000

Johnson & Johnson                1         12,900

Kinder Morgan Energy
  Partners LP                    1          6,000

Lam Research                     1          1,000

McData Corp. Class A             1            271

Mutual Risk Mgmt Ltd             1          6,000

Nat'l Semiconductor              1          4,000

Pacific Century                  1         30,000

Pfizer Inc.                      1          4,000

Polycom                          1          1,177

Talbots                          1          6,000

Teco Energy                      1          4,000

Tellabs Inc.                     1          4,000

Tyco International               1         11,000

Vodafone                         1          5,000

Washington Mutual                1          4,000

Willis Group Holdings            1            500
